Related party disclosures - Remuneration of KMP (Details) - AUD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related party disclosures
Short-term benefits	$ 24,200,581	$ 28,469,165
Post employment benefits	653,948	738,907
Other long-term benefits	124,524	(29,003)
Termination benefits	2,243,696	3,101,006
Share-based payments	12,115,309	10,845,158
Total	39,338,058	43,125,233
Amortisation of STVR awards		12,574
Increase in superannuation relating to cash STVR		8,207
Parent Entity
Related party disclosures
Short-term benefits	23,079,280	27,108,174
Post employment benefits	545,877	607,503
Other long-term benefits	124,524	(29,003)
Termination benefits	2,243,696	2,421,267
Share-based payments	11,891,992	9,631,777
Total	$ 37,885,369	$ 39,739,718